GAIN FROM DERECOGNITION OF LIABILITIES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
GAIN FROM DERECOGNITION OF LIABILITIES
Gain from derecognition of liabilities	¥ 3,926